Acquisitions - Schedule of Components of the Purchase Consideration (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Components of the Purchase Consideration [Abstract]
Cash consideration	$ 5,000,000
Elimination of pre-acquisition loan	2,000,000
Fair value of consideration transferred	$ 7,000,000